Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Piedmont’s income tax basis net income for the years ended December 31, 2012, 2011, and 2010, is calculated as follows (in thousands):

	2012	2011	2010
GAAP basis financial statement net income	$93,204	$225,041	$120,379
Increase (decrease) in net income resulting from:
Depreciation and amortization expense for financial reporting purposes in excess of amounts for income tax purposes	35,125	47,346	29,892
Rental income accrued for income tax purposes less than amounts for financial reporting purposes	(10,422)	(9,380)	(528)
Net amortization of above/below-market lease intangibles for financial reporting purposes in excess of amounts for income tax purposes	(5,324)	(6,605)	(5,573)
Gain on disposal of property for financial reporting purposes in excess of amounts for income tax purposes	(7,967)	(66,410)	(9,254)
Taxable income of Piedmont Washington Properties, Inc., in excess of amount for financial reporting purposes	2,662	4,515	5,096
Other expenses for financial reporting purposes in excess of amounts for income tax purposes	14,361	(2,072)	9,570
Income tax basis net income, prior to dividends paid deduction	$121,639	$192,435	$149,582

For income tax purposes, dividends to common stockholders are characterized as ordinary income, capital gains, or as a return of a stockholder’s invested capital. The composition of Piedmont’s distributions per common share is presented below:

	2012	2011	2010
Ordinary income	73%	61%	69%
Capital gains	16%	27%	—
Return of capital	11%	12%	31%
	100%	100%	100%

At December 31, 2012, the tax basis carrying value of Piedmont’s total assets was approximately $4.1 billion.

Accrued interest and penalties related to uncertain tax positions are included in accounts payable, accrued expenses, and accrued capital expenditures in the accompanying consolidated balance sheets and represented approximately $6.7 million as of December 31, 2012 and 2011. Piedmont recorded no additional expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to such positions. The tax years 2009 to 2012 remain open to examination by various federal and state taxing authorities.